Unaudited Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
Revenues (note 6)	$ 273,626	$ 286,298	$ 814,556	$ 877,470
Voyage expenses	(25,102)	(21,495)	(70,439)	(57,427)
Vessel operating expenses (note 6)	(86,769)	(94,008)	(255,464)	(280,121)
Time-charter hire expenses	(20,677)	(18,894)	(61,940)	(53,045)
Depreciation and amortization	(75,304)	(74,159)	(224,317)	(223,138)
General and administrative (notes 6 and 11)	(19,870)	(15,201)	(47,866)	(43,491)
Write-down of vessels (note 14)	(316,726)	0	(318,226)	(43,650)
Restructuring charge (note 13)	(2,885)	(802)	(3,335)	(2,289)
(Loss) income from vessel operations	(273,707)	61,739	(167,031)	174,309
Interest expense (notes 5, 6 and 7)	(38,819)	(35,379)	(111,525)	(104,752)
Interest income	710	298	1,462	995
Realized and unrealized (loss) gain on derivative instruments (note 7)	(19,232)	20,247	(47,561)	(102,280)
Equity income	4,416	4,937	12,316	13,846
Foreign currency exchange (loss) gain (note 7)	(6,526)	817	(13,313)	(15,108)
Other income (expense) - net (notes 3 and 9c)	15,174	(195)	14,262	(21,472)
(Loss) income before income tax (expense) recovery	(317,984)	52,464	(311,390)	(54,462)
Income tax (expense) recovery (note 8)	(2,292)	(1,603)	(4,089)	2,671
Net (loss) income	(320,276)	50,861	(315,479)	(51,791)
Non-controlling interests in net (loss) income	(2,785)	3,161	3,126	7,545
Preferred unitholders' interest in net (loss) income (note 10)	11,917	12,386	36,689	33,449
General Partner’s interest in net (loss) income	(6,373)	706	(7,057)	(1,857)
Limited partners' interest in net (loss) income	(323,035)	34,608	(348,237)	(90,928)
Limited partners' interest in net (loss) income for basic net (loss) income per common unit (note 10)	$ (302,720)	$ 33,782	$ (329,543)	$ (108,484)
Limited partner's interest in net (loss) income per common unit
- basic (note 10) (usd per share)	$ (1.77)	$ 0.24	$ (2.10)	$ (0.92)
- diluted (note 10) (usd per share)	$ (1.79)	$ 0.24	$ (2.10)	$ (0.92)
Weighted-average number of common units outstanding:
- basic (shares)	170,657,562	139,057,659	156,966,145	118,046,087
- diluted (shares)	182,393,904	157,914,277	156,966,145	118,046,087
Cash distributions declared per unit (usd per share)	$ 0.0100	$ 0.1100	$ 0.1300	$ 0.3300